Convertible Debts - Schedule of Convertible Debts (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Convertible Debts [Line Items]
Less: Debt issuance costs		$ (1,098)
Total convertible debt, current	2,411,553	872,003
Debt from Shenzhen Deju [Member]
Convertible Debts [Line Items]
Convertible debts	885,728	873,101
Debt from Early Bird Capital, Inc. [Member]
Convertible Debts [Line Items]
Convertible debts	$ 1,525,825